Share capital, share premium and own shares (Tables)	6 Months Ended
Jun. 30, 2019
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	30 Jun 2019			31 Dec 2018
		Share	Share		Share	Share
	Number of	capital	premium	Number of ordinary	capital	premium
Issued shares of 5p each fully paid:	ordinary shares	£m	£m	shares	£m	£m
At 1 January	2,593,044,409	130	1,964	2,587,175,445	129	1,948
Shares issued under share-based schemes	6,751,790	—	10	5,868,964	1	16
At end of period	2,599,796,199	130	1,974	2,593,044,409	130	1,964

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2019	3,808,687	901	p	1,455	p	2024
31 Dec 2018	4,885,804	901	p	1,455	p	2024

Summary of purchases of own shares in respect of employee incentive plans

	Number of shares
	purchased	Cost
	(in millions)	£m
Half year 2019	3.1	49.4
Full year 2018	2.6	44.8